Employee Benefits Plan - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ 470	$ 629
Interest income	(12)	(21)
Administration fees disbursements	(8)	(8)
Exchange differences	0	(7)
Other	0
End of period	267	470
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	3,867	3,428
Interest income	87	94
Return on plan assets excluding amounts included in interest income	43	482
Contributions by employer	38	33
Contributions by employees	4	3
Benefits paid	(234)	(218)
Administration fees disbursements	(6)	(7)
Exchange differences	(9)	51
Other		1
End of period	3,790	3,867
Funded Plans [member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(3)	(9)
Administration fees disbursements	(7)	(7)
Funded Plans [member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	3,867	3,428
Interest income	87	94
Return on plan assets excluding amounts included in interest income	43	482
Contributions by employer	4	7
Contributions by employees	2	1
Benefits paid	(198)	(190)
Administration fees disbursements	(6)	(7)
Exchange differences	(9)	51
Other		1
End of period	3,790	3,867
Unfunded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(8)	(9)
Administration fees disbursements	(1)	(1)
Unfunded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	27	20
Benefits paid	(27)	(20)
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	98	119
Interest income	(1)	(3)
Exchange differences	(1)	(2)
Other	0	2
End of period	96	98
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	7	6
Contributions by employees	2	2
Benefits paid	$ (9)	$ (8)